OTHER FINANCIAL DATA - REGULATORY MATTERS 2 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Regulatory Balancing Accounts [Line Items]
Overcollected	$ (1,077)		$ (643)
Undercollected	1,542		897
Net current receivable (payable)	465	[1]	254	[1]
Undercollected	213	[2]	0	[2]
Total net receviable (payable)	678	[1]	254	[1]
San Diego Gas and Electric Company and Subsidiary [Member]
Regulatory Balancing Accounts [Line Items]
Overcollected	(645)		(340)
Undercollected	1,201		735
Net current receivable (payable)	556	[1]	395	[1]
Undercollected	161	[2]	0	[2]
Total net receviable (payable)	717	[1]	395	[1]
Southern California Gas Company [Member]
Regulatory Balancing Accounts [Line Items]
Overcollected	(432)		(303)
Undercollected	341		162
Net current receivable (payable)	(91)	[1]	(141)	[1]
Undercollected	52	[2]	0	[2]
Total net receviable (payable)	$ (39)	[1]	$ (141)	[1]

[1]	At December 31, 2013 and 2012, the net receivable at SDG&E and the net payable at SoCalGas are shown separately on Sempra Energy's Consolidated Balance Sheets.
[2]	Long-term undercollected balance included in Other Regulatory Assets (long-term) on the Consolidated Balance Sheets.